INCOME TAXES - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits
Balance at beginning of year	$ 329	$ 198
Additions based on tax positions related to the current year	131	131
Balance at end of year	$ 460	$ 329